Related Parties Transactions (Details) - Schedule of Accounts Receivable Due from Related Parties - Related Party [Member] - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Related Parties Transactions (Details) - Schedule of Accounts Receivable Due from Related Parties [Line Items]
Total accounts receivable	$ 757,343	$ 145,399
GenePharm Inc. [Member]
Related Parties Transactions (Details) - Schedule of Accounts Receivable Due from Related Parties [Line Items]
Total accounts receivable	142,225	142,225
Rgene [Member]
Related Parties Transactions (Details) - Schedule of Accounts Receivable Due from Related Parties [Line Items]
Total accounts receivable	615,118	2,374
Amkey [Member]
Related Parties Transactions (Details) - Schedule of Accounts Receivable Due from Related Parties [Line Items]
Total accounts receivable		$ 800